Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Schedule of Allocation of Assets and Liabilities of Purchased Power Systems
The provisional estimated allocation of assets and liabilities as of September 30, 2014, is as follows:

			Total
		Other	Estimated
(In thousands)	Mt. Signal	Acquisitions	Allocation
Property and equipment	$643,084	$205,300	$848,384
Accounts receivable	9,951	5,856	15,807
Restricted cash	22,165	11,700	33,865
Other assets	14,087	3,137	17,224
Intangible assets	121,456	119,241	240,697
Total assets acquired	810,743	345,234	1,155,977
Long-term debt	413,464	112,926	526,390
Accounts payable, accrued expenses and other current liabilities	29,565	4,310	33,875
Asset retirement obligations	3,000	14,932	17,932
Deferred income taxes	—	1,956	1,956
Total liabilities assumed	446,029	134,124	580,153
Non-controlling interest	73,060	1,400	74,460
Purchase price, net of cash acquired	$291,654	$209,710	$501,364

Business Acquisition, Pro Forma Information
The following unaudited pro forma supplementary data gives effect to the acquisitions as if the transactions had occurred on January 1, 2013. The unaudited pro forma supplementary data is provided for informational purposes only and should not be construed to be indicative of the Company’s results of operations had the acquisitions been consummated on the date assumed or of the Company’s results of operations for any future date.

	Nine Months Ended September 30,
(In thousands)	2014	2013
Operating revenues	$93,122	$33,899
Net loss (income)	(15,393)	(7,425)

Predecessor
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The provisional estimated allocation of assets and liabilities is as follows (in thousands):

Cash and cash equivalents	$9,563
Property and equipment	190,169
Other assets	16,096
Intangible assets (PPA)	104,643
Total assets acquired	320,471
Debt	100,908
Accounts payable	2,336
Asset retirement obligations	4,909
Total liabilities assumed	108,153
Purchase Price	212,318

Business Acquisition, Pro Forma Information
The following unaudited pro forma supplementary data gives effect to the acquisitions as if the transactions had occurred on January 1, 2013. The unaudited pro forma supplementary data is provided for informational purposes only and should not be construed to be indicative of the Company’s results of operations had the acquisitions been consummated on the date assumed or of the Company’s results of operations for any future date.

	For the years ended December 31, (unaudited)
	2013	2012
Operating revenues	$45,125	$31,680
Net loss	7,558	6,737